Cash and cash equivalents (excluding overdrafts) (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Cash and Cash Equivalents

All figures in £ millions	2022	2021

Cash at bank and in hand	269	660

Short-term bank deposits	289	277

	558	937